UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)
Equity - Equity Funds 41.9%
DWS Capital Growth Fund "Institutional"	75,340	3,488,252
DWS Communications Fund "Institutional"	17,827	267,229
DWS Disciplined Market Neutral Fund "Institutional"	28,963	276,307
DWS Diversified International Equity Fund "Institutional"	777,001	4,576,534
DWS Dreman Mid Cap Value Fund "Institutional"	53,419	503,206
DWS Dreman Small Cap Value Fund "Institutional"	45,728	1,485,249
DWS Emerging Markets Equity Fund "Institutional"	208,065	3,233,325
DWS Enhanced Commodity Strategy Fund "Institutional"	225,919	790,718
DWS Equity 500 Index Portfolio "Institutional"	121,309	15,035,034
DWS Europe Equity Fund "Institutional"	235,490	4,596,766
DWS Global Small Cap Growth Fund "Institutional"	39,393	1,222,380
DWS Global Thematic Fund "Institutional"	66,528	1,323,232
DWS Gold & Precious Metals Fund "Institutional"	36,012	744,015
DWS Growth & Income Fund "Institutional"	293,744	4,229,920
DWS Health Care Fund "Institutional"	120,564	2,727,156
DWS International Fund "Institutional"	28,427	1,094,719
DWS International Value Opportunities Fund "Institutional"	46,530	356,421
DWS Large Cap Focus Growth Fund "Institutional"	10,461	261,938
DWS Large Cap Value Fund "Institutional"	422,583	6,495,101
DWS RREEF Global Real Estate Securities Fund "Institutional"	130,894	852,121
DWS RREEF Real Estate Securities Fund "Institutional"	22,174	341,476
DWS S&P 500 Plus Fund "S"	438,674	4,711,363
DWS Small Cap Core Fund "S"	214,141	3,113,612
DWS Small Cap Growth Fund "Institutional"	38,681	664,542
DWS Strategic Value Fund "Institutional"	97,610	2,774,084
DWS Technology Fund "Institutional"	443,229	5,128,159

Total Equity - Equity Funds (Cost $76,193,017)		70,292,859
Equity - Exchange-Traded Funds 17.2%
Consumer Discretionary Select Sector SPDR Fund	77,424	2,503,118
Consumer Staples Select Sector SPDR Fund	77,872	2,053,485
Energy Select Sector SPDR Fund	36,019	1,910,808
Financial Select Sector SPDR Fund	193,837	2,845,527
Industrial Select Sector SPDR Fund	77,011	2,281,836
iShares MSCI Australia Index Fund	104,575	2,103,003
iShares MSCI Canada Index Fund	74,144	1,940,349
iShares MSCI EAFE Small Cap Index Fund	48,330	1,591,990
iShares MSCI France Index Fund	7,605	156,359
iShares MSCI Germany Index Fund	76,336	1,461,834
iShares MSCI Japan Index Fund	326,145	3,101,639
iShares MSCI United Kingdom Index Fund	430,425	6,099,122
Utilities Select Sector SPDR Fund	29,525	849,139

Total Equity - Exchange-Traded Funds (Cost $27,599,269)		28,898,209
Fixed Income - Bond Funds 41.2%
DWS Core Fixed Income Fund "Institutional"	2,824,592	25,929,755
DWS Emerging Markets Fixed Income Fund "Institutional"	296,971	3,094,443
DWS Floating Rate Plus Fund "Institutional"	145,194	1,322,719
DWS Global Bond Fund "S"	463,478	4,606,970
DWS Global Inflation Plus Fund "Institutional"	447,191	4,516,632
DWS GNMA Fund "Institutional"	148,534	2,294,849
DWS High Income Fund "Institutional"	1,431,496	6,527,622
DWS Short Duration Plus Fund "Institutional"	537,638	5,112,938
DWS US Bond Index Fund "Institutional"	1,486,995	15,747,275

Total Fixed Income - Bond Funds (Cost $72,029,194)		69,153,203
Fixed Income - Money Market Fund 0.5%
Central Cash Management Fund (Cost $763,017)	763,017	763,017

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $176,584,497) †	100.8	169,107,288
Other Assets and Liabilities, Net	(0.8)	(1,284,461)

Net Assets	100.0	167,822,827

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $182,439,505. At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $13,332,217. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,785,479 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,117,696.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$70,292,859	$—	$—	$70,292,859
Exchange-Traded Funds	28,898,209	—	—	28,898,209
Bond Funds	69,153,203	—	—	69,153,203
Money Market Funds	763,017	—	—	763,017
Total	$169,107,288	$—	$—	$169,107,288

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010